Harbor Human Capital Factor US Large Cap ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Harbor Human Capital Factor US Large Cap ETF | NONE or SAME
Prospectus [Line Items]
Annual Return [Percent]	16.27%	27.48%	30.30%